Dart Union convertible notes payable (Details) (USD $)	Jun. 30, 2014
Dart Union convertible notes payable
Dart Union consist of three convertible notes in the aggregate principal amount	$ 65,000
These notes are unsecured, bear interest at the rate of percent per annum	6.00%
The notes are convertible at a conversion price equal to the higher of price per share	$ 0.05
Percentage of discount to the 3-day average closing price of the Company's Common Stock for the three (3) business days immediately preceding the date of a conversion request from the holder.	50.00%
Effective April 1, 2014, the three convertible notes in the aggregate principal amount converted into common shares	1,403,660
Common shares at a conversion price per share	$ 0.02